Investments in Associates - Non-insurance associates and joint ventures (Details) $ / shares in Units, shares in Millions, $ in Millions, ₨ in Billions							3 Months Ended	12 Months Ended
	Sep. 16, 2021 USD ($)	Sep. 16, 2021 INR (₨)	Dec. 08, 2020 USD ($)	Jul. 01, 2020	Feb. 28, 2020 USD ($)	Feb. 27, 2020 USD ($)	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 INR (₨)	Dec. 31, 2020 USD ($)	Aug. 23, 2021 USD ($)	Jun. 11, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)
Investments in Associates
Proceeds from sales of interests in associates								$ 809.2		$ 139.8
Investments in associates								6,104.0		6,439.6
Share of profit (loss) of associates								402.0		(112.8)
IIFL Finance Limited
Investments in Associates
Proceeds from sales of interests in associates								113.7	₨ 8.6
Net realized gains (losses)								42.0
Helios Fairfax Partners Corporation
Investments in Associates
Net realized gains (losses)			$ (61.5)
Fairfax India Holdings Corporation (Fairfax India) | Bangalore International Airport Limited
Investments in Associates
Percentage of ownership interest transferred	43.60%	43.60%
Ownership percentage	54.00%	54.00%
Fairfax India Holdings Corporation (Fairfax India) | Anchorage Infrastructure Investments Holdings Limited
Investments in Associates
Percentage of interest sold	11.50%	11.50%
Proceeds from sales of interests in associates	$ 129.2	₨ 9.5
Non-insurance companies
Investments in Associates
Fair value of investments in associates								7,192.1		5,609.8
Share of profit (loss) of associates								$ 22.3		$ (100.2)
Non-insurance companies | IIFL Finance Limited
Investments in Associates
Ownership percentage								22.30%	22.30%
Proceeds from sales of interests in associates								$ 113.7	₨ 8.6
Net realized gains (losses)								42.0
Non-insurance companies | Helios Fairfax Partners Corporation
Investments in Associates
Investments in associates							$ 100.0
Interest rate of debentures							3.00%
Number of warrants to purchase shares | shares							3
Warrant exercise price (in dollars per share) | $ / shares							$ 4.90
Non-insurance companies | Helios Fairfax Partners Corporation | Fairfax Africa legacy investments
Investments in Associates
Threshold maximum amount of investments at redemption or maturity													$ 102.6
Fair value of debentures								78.0
Amount of debentures recorded to equity								$ 22.0
Non-insurance companies | Farmers Edge Inc. (Farmers Edge)
Investments in Associates
Voting interest percentage				67.00%
Non-insurance companies | Atlas Corp | 5.50% Unsecured Debentures Due March 1, 2027
Investments in Associates
Investments in associates					$ 100.0
Interest rate of debentures					5.50%
Notional amount					$ 575.0
Non-insurance companies | Atlas Corp | Atlas Series J preferred shares and equity warrants
Investments in Associates
Investments in associates												$ 575.0
Amount of principal exchanged												$ 288.0
Warrant exercise price (in dollars per share) | $ / shares												$ 13.71
Amount of redemption of debentures											$ 287.0
Non-insurance companies | Atlas Corp | APR Energy PLC
Investments in Associates
Fair value of investments in associates						$ 178.1
Investments in associates						45.9
Consideration paid					$ 388.3
Share of profit (loss) of associates						$ 7.6